Investment Strategy - Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF	Feb. 09, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Index is comprised exclusively of equity securities of the 50 highest-ranked large-capitalization companies in the United States, based on each company’s ReturnOnLeadership® (“ROL”) composite score.

The Index is constructed and maintained by Solactive AG (the “Index Provider”) using the ROL framework created by Indiggo LLC (“Indiggo”). The Index is licensed for use by the Fund. The Index Provider and Indiggo are not affiliated with the Fund or the Adviser.

The Index is constructed beginning with an initial universe of companies that are included in the Solactive GBS United States 500 Index, an index designed to track the performance of the largest 500 companies (by market capitalization) that are listed on an eligible national securities exchange in the United States. As of the date of this Prospectus, the eligible national securities exchanges include the New York Stock Exchange, NYSE MKT LLC, NYSE Arca, NASDAQ, Investors Exchange and the Cboe BZX Exchange, Inc.

From the eligible universe, each company is assessed and ranked according to its ROL composite score, which reflects the company’s performance across four leadership fundamentals:

●	Connection to Purpose – the degree to which the company demonstrates a powerful and integrated objective.

●	Strategic Clarity – the presence of a clear strategy that inspires confidence among key stakeholders, including shareholders and employees.

●	Leadership Alignment – The degree to which an organization’s leadership gives visible signals that it is stable, motivated and set up for success. Aligned leadership reduces the risk of failure and increases trust and accountability.

●	Focused Action – A measure of performance across a number of data points that signal how a company’s leadership drives performance.

For each fundamental, an individual score is computed based on a combination of structured and unstructured data, integrating analyst evaluations, statistical analyses and generative artificial intelligence (“AI”)-based assessments. Unstructured data refers to textual content that is non-quantitative and presented in non-tabular form. Large language models and generative AI are employed to identify key leadership indicators from a wide range of publicly available information, including, but not limited to, information in regulatory filings (e.g., financial statements, annual reports, investor presentations) and publicly available websites. The data is then then translated into metrics based on a proprietary framework in an objective, repeatable manner. All metrics for each fundamental are then combined into a composite score. The ROL composite score for each company is calculated as a weighted average of the four individual fundamental scores and the 50 companies with the highest ROL composite scores are selected as Index components.

The Index is rebalanced and reconstituted after the close of business on the last trading day of March, June, September and December. The Index may be rebalanced between regular rebalance days in the event of a corporate action of one of the Index components, such as a distribution, share split, repurchase, spin off, merger or acquisition, insolvency, etc.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the Index. The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in any industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the components of the Index are not concentrated in any single industry.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index (or in investments that have economic characteristics that are substantially identical to the component securities the Index) in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund may engage in securities lending.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in any industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.